ORDINARY SHARES (Details)					1 Months Ended	6 Months Ended
	Dec. 26, 2019 shares	Dec. 10, 2019 $ / shares shares	Aug. 21, 2019 $ / shares shares	Aug. 21, 2018 shares	Aug. 21, 2018 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Jun. 30, 2019 $ / shares	Jun. 30, 2019 CNY (¥) shares
Equity [Line Items]
Cost Method Investment Ownership Percentage				43.00%	43.00%	43.00%	43.00%
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			487,057	487,057
Reverse stock split ratio		0.2
Common shares, shares authorized						20,000,000	20,000,000		20,000,000
Common shares, par value (in dollars per share) | $ / shares						$ 0.0925		$ 0.0925
Number of fractional ordinary shares issued		0
Number of ordinary share in lieu of the fractional share, the shareholder was entitled to receive	23,049,639
Common shares, shares outstanding	4,611,720					4,611,720	4,611,720		4,361,634
Percentage Transfer Of Profit To Statutory Reserves						10.00%
Transfer Of Profit To Statutory Reserves Up to Certain Percentage Of Registered Capital						50.00%
Appropriated retained earnings						$ 647,107	¥ 4,509,040		¥ 4,148,929
Minimum
Equity [Line Items]
Equity Method Investment, Ownership Percentage				8.00%	8.00%	20.00%	20.00%
Common shares, shares authorized		20,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0925
Maximum
Equity [Line Items]
Equity Method Investment, Ownership Percentage				43.00%	43.00%	50.00%	50.00%
Common shares, shares authorized		100,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0185
Future Gas Station Beijing Technology Ltd [Member]
Equity [Line Items]
Payments to Acquire Additional Interest in Subsidiaries | ¥					¥ 10,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures				487,057
Shares Issued, Price Per Share | $ / shares			$ 6.4375